Note 5 - Credit Assets, Net of Allowance for Credit Losses (Details Textual)	Apr. 30, 2026	Oct. 31, 2025
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	97.00%	97.00%